Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2011 Series A preferred shares USD ($)	Dec. 31, 2010 Series A preferred shares	Dec. 31, 2011 Series B preferred shares USD ($)	Dec. 31, 2010 Series B preferred shares	Dec. 31, 2011 Class A Ordinary Shares USD ($)	Dec. 31, 2010 Class A Ordinary Shares	Dec. 31, 2011 Class B Ordinary Shares USD ($)	Dec. 31, 2010 Class B Ordinary Shares
Accounts receivable, allowance for doubtful accounts	$ 337	2,121	2,453
Convertible preferred shares, par value							$ 0.00001		$ 0.00001
Short-term bank borrowings of the Consolidated VIE without recourse to 21Vianet Group, Inc.	15,888	100,000	35,000	15,888	100,000	35,000
Convertible preferred shares, shares authorized								70,000,000		90,000,000
Accounts payable of the Consolidated VIE without recourse to 21Vianet Group, Inc.	13,049	82,131	49,792	13,030	82,008	49,766
Convertible preferred shares, issued								41,408,340		69,557,840
Notes payable of the Consolidated VIE without recourse to 21Vianet Group, Inc.	727	4,578	4,441	727	4,578	4,441
Convertible preferred shares, outstanding								41,408,340		69,557,840
Accrued expenses and other payables of the Consolidated VIE without recourse to 21Vianet Group, Inc.	19,753	124,326	30,962	15,283	96,189	30,071
Advance from customers of the Consolidated VIE without recourse to 21Vianet Group, Inc.	3,692	23,238	17,316	3,692	23,238	17,316
Income tax payables of the Consolidated VIE without recourse to 21Vianet Group, Inc.	895	5,634	3,545	895	5,634	3,545
Amount due to related parties of the Consolidated VIE without recourse to 21Vianet Group, Inc.	15,351	96,618	53,679	15,351	96,618	53,679
Current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc.	4,133	26,012	15,824	4,133	26,012	15,824
Current portion of amount due to related parties of the Consolidated VIE without recourse to 21Vianet Group, Inc.	19,780	124,493	126,331	19,780	124,493	126,331
Non-current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc.	11,741	73,896	58,190	11,741	73,896	58,190
Unrecognized tax benefits of the Consolidated VIE without recourse to 21Vianet Group, Inc.	4,258	26,801	5,575	4,244	26,712	5,482
Deferred tax liabilities of the Consolidated VIE without recourse to 21Vianet Group, Inc.	6,305	39,682	37,949	6,305	39,682	37,949
Deferred government grants of the Consolidated VIE without recourse to 21Vianet Group, Inc.	$ 925	5,819	5,400	$ 925	5,819	5,400
Ordinary shares, par value	$ 0.00001										$ 0.00001		$ 0.00001
Ordinary shares, shares authorized			600,000,000								470,000,000		300,000,000
Ordinary shares, shares issued			96,352,410								180,993,644		154,632,392
Ordinary shares, shares outstanding			96,352,410								180,993,644		154,632,392